Equity - Issued Capital - Schedule of Equity Issued Capital (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Equity Issued Capital [Abstract]
Ordinary shares - fully paid	12,213,935	7,488,359	4,824,278	4,841,016
Ordinary shares - fully paid	$ 60,145,100	$ 34,837,206	$ 31,035,121